Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:(4)
Year	Summary Compensation Table for CEO($)	Compensation Actually Paid to CEO(1)(3) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)	Average Compensation Actually Paid to Other Named Executive Officers(2)(3) ($)	Cumulative TSR* ($)	Peer Group Cumulative TSR* ($)	Net Income($)	Company Selected Measure - Adjusted Non-GAAP ROIC(5)
2022	6,217,650	5,877,012	3,233,865	3,191,053	142.65	122.55	280,608,000	15.94%
2021	6,638,325	10,466,880	2,212,425	3,158,776	151.66	152.67	219,345,000	14.01%
2020	7,402,139	8,896,986	2,438,357	2,744,670	108.25	121.27	172,640,000	12.59%

Named Executive Officers, Footnote [Text Block]	Joyce A. Mullen served as our CEO in 2022 and Kenneth T. Lamneck was our CEO in 2021 and 2020. 2.For 2022, our non-CEO Named Executive Officers were Glynis A. Bryan, Dee Burger, James Morgado and Samuel C. Cowley. For 2021, our non-CEO Named Executive Officers were Glynis A. Bryan, Joyce A. Mullen, Emma de Sousa and Samuel C. Cowley. For 2020, our non-CEO Named Executive Officers were Glynis A. Bryan, Joyce A. Mullen, Wolfgang Ebermann and Samuel C. Cowley
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes an industry benchmark index, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 6,217,650	$ 6,638,325	$ 7,402,139
PEO Actually Paid Compensation Amount	$ 5,877,012	10,466,880	8,896,986
Adjustment To PEO Compensation, Footnote [Text Block]

CEO	Kenneth T. Lamneck	Kenneth T. Lamneck	Joyce A. Mullen
Year	2020	2021	2022
Summary Compensation Table Total for CEO	$7,402,139	$6,638,325	$6,217,650
Equity values reported in SCT	(3,750,011)	(3,750,037)	(3,258,530)
Fair value of equity compensation granted in current year - value at year end	5,568,342	4,424,646	3,259,344
Awards made in prior fiscal years that were unvested at the end of the current fiscal year, add/subtract change in fair value from end of prior fiscal year to end of current fiscal year	525,631	2,555,090	(187,001)
Awards made in prior fiscal years that vested during current fiscal year, add/subtract change in fair value from end of prior fiscal year to vesting date	(849,115)	598,856	(154,451)
Compensation Actually Paid to CEO	$8,896,986	$10,466,880	$5,877,012

Non-PEO NEO Average Total Compensation Amount	$ 3,233,865	2,212,425	2,438,357
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,191,053	3,158,776	2,744,670
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average for Non-CEO NEOs	2020	2021	2022
Average SCT Total for Non-CEO NEOs	$2,438,357	$2,212,425	$3,233,865
Equity values reported in SCT	(1,337,538)	(1,112,583)	(1,892,846)
Fair value of equity compensation granted in current year - value at year end	1,694,772	1,251,910	1,957,516
Awards made in prior fiscal years that were unvested at the end of the current fiscal year, add/subtract change in fair value from end of prior fiscal year to end of current fiscal year	125,750	596,432	(55,134)
Awards made in prior fiscal years that vested during current fiscal year, add/subtract change in fair value from end of prior fiscal year to vesting date	(176,671)	210,592	(52,348)
Average Compensation Actually Paid to Non-CEO NEOs	$2,744,670	$3,158,776	$3,191,053

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between CEO and Non-CEO Named Executive Officers Compensation Actually Paid and Insight TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO Named Executive Officers, and Insight’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between CEO and Non-CEO Named Executive Officers Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO Named Executive Officers and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between CEO and Non-CEO Named Executive Officers Compensation Actually Paid and Adjusted Non-GAAP ROIC
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our non-CEO Named Executive Officers, and the Company selected financial measure - Adjusted Non-GAAP ROIC over the three most recently completed fiscal years.

Tabular List [Table Text Block]

Performance Measures
Adjusted Non-GAAP ROIC from Adjusted Non-GAAP EFO
Adjusted Non-GAAP EFO
Cloud and Services GP growth

Total Shareholder Return Amount	$ 142.65	151.66	108.25
Peer Group Total Shareholder Return Amount	122.55	152.67	121.27
Net Income (Loss)	$ 280,608,000	$ 219,345,000	$ 172,640,000
Company Selected Measure Amount	0.1594	0.1401	0.1259
PEO Name	1.Joyce A. Mullen	Kenneth T. Lamneck	Kenneth T. Lamneck
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our non-CEO Named Executive Officers (NEOs) and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis. Tabular List The following table presents the financial measures that the Company considers having been the most important in linking compensation actually paid to our CEO and non-CEO Named Executive Officers during 2022 to Company performance.
Adjustments To Compensation, Amortization Of Intangible Assets		$ 32,000,000	$ 37,500,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Non-GAAP ROIC from Adjusted Non-GAAP EFO
Non-GAAP Measure Description [Text Block]	Please see Appendix A for Adjusted Non-GAAP ROIC from Adjusted consolidated EFO calculation. In 2021 and 2020, the Adjusted Non-GAAP EFO used in the Adjusted Non-GAAP ROIC calculation did not exclude amortization of intangible assets of $32.0 million and $37.5 million, respectively.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Non-GAAP EFO
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cloud and Services GP growth
PEO [Member] | Pension An Equity Value Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,258,530)	(3,750,037)	(3,750,011)
PEO [Member] | Equity Compensation Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,259,344	4,424,646	5,568,342
PEO [Member] | Equity Awards Outstanding, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(187,001)	2,555,090	525,631
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(154,451)	598,856	(849,115)
Non-PEO NEO [Member] | Pension An Equity Value Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,892,846)	(1,112,583)	(1,337,538)
Non-PEO NEO [Member] | Equity Compensation Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,957,516	1,251,910	1,694,772
Non-PEO NEO [Member] | Equity Awards Outstanding, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(55,134)	596,432	125,750
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (52,348)	$ 210,592	$ (176,671)